Consolidated Statement of Shareholders' (Deficiency) Equity (USD $) In Thousands, except Share data	Total	Converted Organics [Member]	Hudson Bay and Iroquois [Member]	Common Stock [Member]	Common Stock [Member] Converted Organics [Member]	Common Stock [Member] Hudson Bay and Iroquois [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Converted Organics [Member]	Additional Paid-In Capital [Member] Hudson Bay and Iroquois [Member]	(Accumulated Deficit) Retained Earnings [Member]	(Accumulated Deficit) Retained Earnings [Member] Converted Organics [Member]	(Accumulated Deficit) Retained Earnings [Member] Hudson Bay and Iroquois [Member]
Balance Beginning at Dec. 31, 2010	$ (36,934)			$ 2			$ 13,553			$ (50,489)
Balance Beginning, shares at Dec. 31, 2010				20,590,596
Tax (benefit) provision contributed (to) by Former Parent	2,704						2,704
Net (loss) income	24,098									24,098
Balance Ending at Dec. 31, 2011	(10,132)			2			16,257			(26,391)
Balance Ending, shares at Dec. 31, 2011				20,590,596
Tax (benefit) provision contributed (to) by Former Parent	1,564						1,564
Net (loss) income	50,985									50,985
Balance Ending at Dec. 31, 2012	42,417			2			17,821			24,594
Balance Ending, shares at Dec. 31, 2012				20,590,596
Repurchase and retirement of common stock, value	(205)						(205)
Repurchase and retirement of common stock, shares				(123,544)
Outstanding common stock of Converted Organics at time of exchange, value		131						131
Outstanding common stock of Converted Organics at time of exchange, shares					89,473
Common stock issued in exchange for convertible notes, preferred stock and warrants, value			2,610						2,610
Common stock issued in exchange for convertible notes, preferred stock and warrants, shares						1,789,469
Amortization of stock option costs	1,156						1,156
Restricted stock awards granted, value	33						33
Restricted stock awards granted, shares				22,368
Dividend issued to former parent	(12,784)									(12,784)
Tax (benefit) provision contributed (to) by Former Parent	(263)									(263)
Impact of share rounding as result of reverse stock split				91
Net (loss) income	(6,072)									(6,072)
Balance Ending at Dec. 31, 2013	$ 27,023			$ 2			$ 21,546			$ 5,475
Balance Ending, shares at Dec. 31, 2013				22,368,453